Stock-based Activity (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Options Outstanding	3,243,041	242,893	242,893	152,017
Options Granted	1,655,500	2,615,850	3,015,850	90,876
Options Exercised	0		(2,779)	0
Options Forfeited/cancelled/expired	(219,449)		(12,923)	0
Options Outstanding	4,679,092		3,243,041	242,893
Vested and exercisable at June 30, 2016	1,005,213		178,001
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 2.36	$ 3.92	$ 3.92	$ 1.19
Weighted-Average Exercise Price, Granted	.73		2.23	8.47
Weighted-Average Exercise Price, Exercised	0		0.29	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	2.30		7.42	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	1.90		2.36	$ 3.92
Weighted-Average Exercise Price, Vested and exercisable at June 30, 2016	$ 2.54		$ 3.59